Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies
24.	Commitments and contingencies

(a)	Purchase commitment for purchase of data

As of December 31, 2023, the Company has future minimum purchase commitment related to the purchase of data of US$3,299 thousand, US$1,121 thousand and US$109 thousand within 2024, 2025 and 2026, respectively.

(b)	Other commitments

The Company also has commitments including commitments for lease ancillary services fees. As of December 31, 2023, these commitments are analyzed as follows:

Year	(In thousands)
2024	39
2025	16
Total	55

(c)	Contingencies

In August 2018, two affiliates of SIMO, namely Shenzhen Sibowei’ersi Technology Co., Ltd. and Shenzhen Skyroam Technology Co., Ltd., jointly filed a complaint against Shenzhen uCloudlink Network Technology Co., Ltd. in Guangzhou Intellectual Property Court in the PRC alleging patent infringements and claimed damages up to RMB10.5 million (equivalent to US$1.6 million). The Company has filed an invalidation petition against their alleged patent in Patent Reexamination Board of National Intellectual Property Administration in the PRC. On July 16, 2019, the Patent Reexamination Board of National Intellectual Property Administration issued a reexamination decision which invalidated the plaintiffs’ alleged patent in its entirety with respect to the patent infringement allegation. The first hearing of this lawsuit was held on May 13, 2019. The plaintiffs applied to withdraw the lawsuit, which has been approved on August 14, 2019. In October 2019, Shenzhen Sibowei’ersi Technology Co., Ltd. filed a complaint against the National Intellectual Property Administration in Beijing Intellectual Property Court in PRC petitioning the withdrawal of the foregoing reexamination decision of invalidity and reach of a new reexamination decision. In December 2020, the Beijing Intellectual Property Court entered its judgment which upheld National Intellectual Property Administration’s invalidation decision. Sibowei’ersi Technology Co., Ltd. has appealed against such judgment. On October 11, 2022, the Supreme People’s Court issued the judgement upholding Beijing Intellectual Property Court’s invalidation decision.

The Company believes the aforementioned allegations are without merit and will defend vigorously. The Company considers that the likelihood of an unfavorable outcome is not probable or is unable to estimate the amount or the range of the possible loss. Therefore, no accrual has been recorded by the Company as of December 31, 2023 in respect of these proceedings.